Related Party Disclosures (Tables)	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Year ended September 30,
	2025	2024	2023
Short-term employee benefits	19,146	16,964	16,436
Long-term employee benefits	430	-	244
Post-employment benefits	760	810	732
Termination benefits	476	19	2,053
Share-based compensation	281	2,952	54,752
Total	21,093	20,745	74,217